COMMITMENTS AND CONTINGENCIES (Narrative) (Details)	1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 20, 2016 USD ($) $ / shares shares	Mar. 31, 2018 USD ($) ft²	Mar. 31, 2017 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2017 USD ($) ft²	Dec. 31, 2016 USD ($)	Jan. 19, 2018 USD ($)	Oct. 31, 2017 USD ($)	Dec. 28, 2016 USD ($)
Long-term Purchase Commitment [Line Items]
Research and development		$ 236,678	$ 45,160			$ 293,968	$ 23,124
Minimum amount draw down at one time		$ 5,000				5,000
Percentage of number of common shares		400.00%
Maximum amount draw down at one time		$ 1,000,000				$ 350,000
Percentage of trading price		85.00%				85.00%
Commitment fee						$ 35,000
Bear Note interest per year						10.00%
Maturity Date						Jul. 08, 2017
Note payable						$ 34,453
Net discount							34,453
Executive Office Lease [Member]
Long-term Purchase Commitment [Line Items]
Lease term		36 months				36 months
Lease Space | ft²		6,683				6,683
Lease Expires		Jul. 31, 2020				Jul. 31, 2020
Monthly rental rates		$ 3,302				$ 3,302
Executive Office Lease [Member] | Subsequent Event [Member]
Long-term Purchase Commitment [Line Items]
Monthly rental rates				$ 3,799	$ 3,000
Weldona Facility Lease [Member]
Long-term Purchase Commitment [Line Items]
Lease Space | ft²		40,000				40,000
Lease Expires		Sep. 30, 2022				Sep. 30, 2022
Monthly rental rates		$ 7,500				$ 7,500
Prana [Member]
Long-term Purchase Commitment [Line Items]
Total commitment upon execution of research agreement									$ 151,772
Commitment owed in February 2018									75,886
Commitment owed in June 2018									75,886
Total commitment amount owed									$ 303,544
Tangiers Global, LLC [Member]
Long-term Purchase Commitment [Line Items]
Line of Credit agreement								$ 10,000,000		$ 10,000,000
Clinical Trial Agreement [Member] | Installment One [Member]
Long-term Purchase Commitment [Line Items]
Payment made for clinical trial agreement		50,000				50,000
Clinical Trial Agreement [Member] | Installment Two [Member]
Long-term Purchase Commitment [Line Items]
Payment made for clinical trial agreement		51,182				51,182
Clinical Trial Agreement [Member] | Installment Three [Member]
Long-term Purchase Commitment [Line Items]
Payment made for clinical trial agreement		51,182				51,182
Clinical Trial Agreement [Member] | Installment Four [Member]
Long-term Purchase Commitment [Line Items]
Payment made for clinical trial agreement		$ 51,182				51,182
Consulting Agreement [Member]
Long-term Purchase Commitment [Line Items]
Agreement, term	12 months
Warrant term	5 years
Initial payment	$ 7,500
Shares issued for agreement | shares	250,000
Common stock, price per share | $ / shares	$ 0.18
Consultancy Agreement [Member]
Long-term Purchase Commitment [Line Items]
Expenses recognized						$ 156,630	$ 394,215